Remaining performance obligations (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Disclosure of performance obligations [line items]
Remaining performance obligations	$ 5,761
2019
Disclosure of performance obligations [line items]
Remaining performance obligations	2,998
2020
Disclosure of performance obligations [line items]
Remaining performance obligations	1,602
2021
Disclosure of performance obligations [line items]
Remaining performance obligations	605
2022
Disclosure of performance obligations [line items]
Remaining performance obligations	305
2023
Disclosure of performance obligations [line items]
Remaining performance obligations	114
THEREAFTER
Disclosure of performance obligations [line items]
Remaining performance obligations	137
Wireline
Disclosure of performance obligations [line items]
Remaining performance obligations	3,016
Wireline | 2019
Disclosure of performance obligations [line items]
Remaining performance obligations	1,261
Wireline | 2020
Disclosure of performance obligations [line items]
Remaining performance obligations	821
Wireline | 2021
Disclosure of performance obligations [line items]
Remaining performance obligations	512
Wireline | 2022
Disclosure of performance obligations [line items]
Remaining performance obligations	261
Wireline | 2023
Disclosure of performance obligations [line items]
Remaining performance obligations	81
Wireline | THEREAFTER
Disclosure of performance obligations [line items]
Remaining performance obligations	80
Wireless
Disclosure of performance obligations [line items]
Remaining performance obligations	2,745
Wireless | 2019
Disclosure of performance obligations [line items]
Remaining performance obligations	1,737
Wireless | 2020
Disclosure of performance obligations [line items]
Remaining performance obligations	781
Wireless | 2021
Disclosure of performance obligations [line items]
Remaining performance obligations	93
Wireless | 2022
Disclosure of performance obligations [line items]
Remaining performance obligations	44
Wireless | 2023
Disclosure of performance obligations [line items]
Remaining performance obligations	33
Wireless | THEREAFTER
Disclosure of performance obligations [line items]
Remaining performance obligations	$ 57